Short and Long–Term Incentive Plans (Details) - Schedule of estimating the fair values of stock options granted	12 Months Ended
Dec. 31, 2021 $ / shares
Receivables [Abstract]
Risk-free interest rate	1.62%
Expected volatility	87.40%
Expected life (in years)	5 years 9 months 21 days
Weighted average estimated fair value of options granted (in Dollars per share)	$ 116.28